SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2012
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 14:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Revenues:

1.	Classified by geographical destination:
	Year ended December 31,
	2012	2011	2010

North America	$3,850	$3,242	$3,045
Europe	2,970	6,371	4,765
Asia	2,826	4,261	3,596
South America (Excluding Brazil)	2,848	2,308	2,093
Brazil	1,896	5,234	4,107
Other	1,396	571	1,567

	$15,786	$21,987	$19,173

2.	Major customers:

During 2012 and 2011, the Company did not have any customer whose purchases contributed to more than 10% of the total respective consolidated revenues. In 2010, the Company had one customer in Brazil whose purchases contributed approximately 13% of the total consolidated revenues.

3.	Substantially all of the Company's long-lived assets are located in Israel.

b.	Financial expenses, net:
	Years ended December 31,
	2012	2011	2010

Financial income:
Interest from banks	$15	$20	$11

	15	20	11

Financial expenses:
Interest and bank charges	(108)	(74)	(15)
Interest and accretion of discount on long-term loan	-	-	(186)
Revaluation of warrants presented at fair value	-	-	(524)
Exchange translation	(221)	(330)	(8)

	(329)	(404)	(733)

Financial expenses, net	$(314)	$(384)	$(722)